Segment reporting	6 Months Ended
Jun. 30, 2021
Disclosure Of Segment Reporting [Abstract]
Segment reporting	Segment reporting
In accordance with IFRS 8 – Operating Segments, reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Company’s Chairmen of the Executive Board and of the Supervisory Board) to allocate resources and to assess performance. The Company operates in a single operating segment: research and development in product candidates that harness principles of physics to transform cancer treatment. The assets, liabilities and operating loss realized are primarily located in France.

Revenues for the first half of 2021, as in 2020, are mainly generated by the recharging of shared costs related to the organization of external research, in respect of development assistance provided by the Company to its partners under license agreements (see Note 15 Revenues and other income).
For the purposes of geographical analysis, the Company's management allocates revenues based on the location of the delivery of licenses or the location of the service rendered.